Capital adequacy - Internally assessed economic capital, Liquidity coverage and Net stable funding (Details) - Parent Company - SEK (kr) kr in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of credit risk exposure
Capital requirements	kr 21,450	kr 20,838
Total liquid assets	69,800	58,400
Net liquidity outflows	16,400	10,900
Liquidity outflows	30,500	25,000
Liquidity inflows	kr 15,800	kr 15,700
Liquidity Coverage Ratio	553.00%	784.00%
Available stable funding	kr 276,400	kr 235,200
Requiring stable funding	kr 215,600	kr 198,200
Net Stable Funding Ratio	128.00%	119.00%
Internal credit grades
Disclosure of credit risk exposure
Capital requirements	kr 12,592	kr 11,881
Internal credit grades | Credit risk
Disclosure of credit risk exposure
Capital requirements	7,683	7,202
Internal credit grades | Operational risk
Disclosure of credit risk exposure
Capital requirements	311	311
Internal credit grades | Market risk
Disclosure of credit risk exposure
Capital requirements	1,724	1,466
Internal credit grades | Other
Disclosure of credit risk exposure
Capital requirements	177	205
Internal credit grades | Capital planning buffer
Disclosure of credit risk exposure
Capital requirements	kr 2,697	kr 2,697